Scope of consolidation - Magneti Marelli - discontinued operations (Details) - EUR (€) € in Millions	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2018	May 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenues			€ 108,187	€ 110,412	€ 105,730
Net financial expenses			1,005	1,056	1,345
Profit before taxes			4,021	4,108	5,879
Tax expense			1,321	778	2,588
Profit from discontinued operations, net of tax			3,930	302	219
Interest expense on lease liabilities			€ 88	0	0
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenues		€ 1,657		4,998	5,204
Expense		1,447		4,493	4,798
Net financial expenses		5		85	124
Profit before taxes		205		420	282
Tax expense		44		118	63
Profit (loss) after tax		161		302	219
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		3,771		0	0
Tax expense (income) relating to gain (loss) on discontinuance		2		0	0
Profit from discontinued operations, net of tax		3,930		€ 302	€ 219
Lease expense for low-value assets		2
Tax participation exemption utilized		55
Impact of ceasing amortization and depreciation for discontinued operations, net of tax	€ 96	134
Impact of ceasing amortization and depreciation for discontinued operations, tax effect	€ 20	27
Interest expense on lease liabilities		5
Expense relating to short-term leases for which recognition exemption has been used		€ 6